Offerings - Offering: 1	Nov. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	3.1250
Maximum Aggregate Offering Price	$ 7,187,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 625.31
Offering Note	Security Class Title: Common Stock, par value $0.01 per share, reserved for future issuance under the KORU Medical Systems, Inc. 2024 Omnibus Equity Incentive Plan, as amended.

Amount Registered: Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock which become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock.

The number of shares of common stock, par value $0.01 per share ("Common Stock"), registered represents an aggregate of 2,300,000 shares of Common Stock of additional shares issuable pursuant to the KORU Medical Systems, Inc. 2024 Omnibus Equity Incentive Plan, as amended.

Proposed Maximum Offering Price Per Share: Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price per share represents the average high and low sales prices of the Common Stock as quoted on the Nasdaq Capital Market on November 9, 2026.